Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Net revenue:
Net revenue	$ 1,875	$ 3,169	$ 9,912	$ 6,442
Cost of revenue:
Cost of revenue	1,294	1,482	4,905	3,890
Gross profit	581	1,687	5,007	2,552
Operating expenses:
Research and development	442	611	2,419	5,779
Selling, general and administrative	8,972	15,706	39,556	41,835
Impairment of long-lived assets			725	1,333
Loss from operations	(8,833)	(14,630)	(37,693)	(46,395)
Interest expense	1,380	211	2,325	1,582
Change in fair value of earnout liability	(960)	1,940	(440)	(31,879)
Change in fair value of warrants	323	2,658	(804)	(1,415)
Change in fair value of PIPE make-whole liability				(830)
Merger-related transaction costs expensed				4,009
Financing costs expensed			7,266	2,894
Other non-operating losses, net	573	402	84	1,707
Loss before income taxes	(10,149)	(19,841)	(46,124)	(22,463)
Provision (benefit) for income taxes	(24)	(2)	7	(2,429)
Net loss and comprehensive loss	$ (10,125)	$ (19,839)	(46,131)	(20,034)
Deemed dividend from warrant price adjustment				661
Net loss available to common stockholders			$ (46,131)	$ (20,695)
Net loss per share of Class A and Class B Common Stock:
Basic	$ (1.61)	$ (5.16)	$ (10.15)	$ (7.28)
Diluted	$ (1.61)	$ (5.16)	$ (10.15)	$ (7.53)
Weighted-average common shares outstanding:
Basic	6,305,877	3,842,555	4,546,509	2,841,958
Diluted	6,305,877	3,842,555	4,546,509	2,948,302
Product [Member]
Net revenue:
Net revenue	$ 1,335	$ 1,951	$ 5,996	$ 5,890
Cost of revenue:
Cost of revenue	949	1,190	3,563	3,752
Service [Member]
Net revenue:
Net revenue	540	1,218	3,916	552
Cost of revenue:
Cost of revenue	$ 345	$ 292	$ 1,342	$ 138